Note 11 - Business Combination (Detail) - Pro Forma Income Statement (USD $)	12 Months Ended						66 Months Ended	2 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2012	Sep. 30, 2012 Pro Forma [Member] American Sierra Gold Corp. [Member]		Sep. 30, 2012 Pro Forma [Member] Medina Gold Inc. [Member]	Sep. 30, 2012 Pro Forma [Member] Merged Financials [Member]
Statement of Income/(Loss)
Revenue								$ 0	[1]	$ 19,983	$ 19,983
Exploration and Development	0	0					4,880	0	[1]	14,492	14,492
Net Revenue	0	0					0	0	[1]	5,491	5,491
General and administrative expenses:
Legal and professional	22,904	18,949					92,117	11,286	[1]	14,300	25,586
Shareholder relations	272	357					2,106	4,387	[1]	15,825	20,212
Wages								0	[1]	12,937	12,937
Office supplies								0	[1]	2,232	2,232
Travel								0	[1]	15,112	15,112
Other	9,256	11,660					51,423	1,129	[1]	1,800	2,929
Total General and Administrative Expenses								16,802	[1]	62,206	79,008
Net profit/(loss)	$ (78,780)	$ 275,572	$ (5,345,850)	$ (42,980)	$ (51,974)	$ (16,176)	$ (5,260,188)	$ (16,802)	[1]	$ (56,715)	$ (73,517)

[1]	ASGC includes 2 months ended September 30, 2012.